Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (4,175,000)	$ (6,567,000)	$ (7,993,000)	$ (16,481,000)
Add: Loss from discontinued operations			10,000	57,000
Loss from continuing operations	(4,175,000)	(6,567,000)	(7,983,000)	(16,424,000)
Adjustments to reconcile loss from continuing operations to net cash provided by/(used in) operating activities:
Depreciation and amortization	288,000	323,000	431,000	272,000
Stock-based compensation	607,000	1,204,000	1,721,000	3,434,000
Debt discount and cost amortization	426,000
Discount on liability settlement	92,000
Warrants fair-value adjustments	(143,000)
Impairment of capitalized development cost		342,000	357,000
Non-cash interest expense	23,000	4,000
Conversion of promissory note	242,000		849,000
Issuance of shares for fees	142,000
Issuance of equity	110,000
	1,295,000
Stock compensation to related party				4,879,000
In-process research and development expense				114,000
Impairment of goodwill				555,000
Increase (decrease) in fair value of contingent earn-out liability			107,000	(212,000)
Changes in operating assets and liabilities:
(Decrease) increase in prepaid expenses and other current assets	(213,000)	(67,000)	36,000	(258,000)
Increase in accounts payable and accrued expenses	185,000	2,296,000	1,139,000	1,136,000
Increase in deferred revenue	1,500,000		1,000,000
Net cash used in discontinued operations			(10,000)	(540,000)
Net cash used in operating activities	(1,410,000)	(2,465,000)	(3,046,000)	(6,679,000)
Cash flows from investing activities:
Acquisition of MicroFluidic Systems				(24,000)
Proceeds from sale of NationalCreditReport.com				675,000
Proceeds from sale of equipment				54,000
Purchase of equipment	(3,000)	(5,000)	(5,000)	(23,000)
Net cash provided by (used in) investing activities	(3,000)	(5,000)	(5,000)	682,000
Cash flows from financing activities:
Proceeds from equity financings, net of fees	1,050,000	2,328,000	2,791,000	4,261,000
Proceeds from debt financing, net of fees	688,000	300,000	343,000
Principal payment of short-term debt	(338,000)
Net cash provided by financing activities	1,400,000	2,628,000	3,134,000	4,261,000
Net increase/(decrease) in cash and cash equivalents	(13,000)	158,000	83,000	(1,736,000)
Cash and cash equivalents, beginning of period	111,000	28,000	28,000	1,764,000
Cash and cash equivalents, end of period	98,000	186,000	111,000	28,000
Common Stock [Member]
Adjustments to reconcile loss from continuing operations to net cash provided by/(used in) operating activities:
Issuance of equity	388,000		69,000	365,000
Warrant [Member]
Adjustments to reconcile loss from continuing operations to net cash provided by/(used in) operating activities:
Issuance of equity			87,000
Series I Preferred Stock [Member]
Adjustments to reconcile loss from continuing operations to net cash provided by/(used in) operating activities:
Issuance of equity	$ 413,000